Cost Method Investment (Details)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Oct. 17, 2012 USD ($)	Oct. 17, 2012 CNY (¥)
Cost Method Investment [Line Items]
Cost method Investment | $	$ 3,293,756	$ 3,218,440
Pingtan Fishing [Member]
Cost Method Investment [Line Items]
Cost method investment			$ 3,000,000	¥ 21,000,000
Number of shares held as investment (in Shares) | shares	113,250	113,250
Cost method investment, ownership percentage	4.80%	4.80%